Financial Debt - Financial debt related to convertible bond instrument (Details) - Convertible bonds € / shares in Units, € in Thousands		12 Months Ended
	Nov. 13, 2025 EUR (€) installment € / shares	Dec. 31, 2025 EUR (€)	Nov. 30, 2025 EUR (€)	Jul. 03, 2024 EUR (€)
Disclosure of financial debt
Notional amount | €	€ 45,000	€ 45,000	€ 45,000
Maturity term	3 years
Debt Instruments Principal Amount | € / shares	€ 100
Principal Instalment Per Bond Instrument | € / shares	8.5
Principal Instalment Per Bond Instrument Last Instalment | € / shares	6.5
Conversion price | € / shares	€ 5
Number of installments | installment	2
Minimum percentage of common stock price to conversion price	90.00%
Percentage of principal installment amount	103.00%
Difference between the transaction price and the fair value at initial recognition | €		8,692
First tranche
Disclosure of financial debt
Notional amount | €	€ 22,500	22,500	22,500
Borrowings, interest rate	6.50%
Second tranche
Disclosure of financial debt
Notional amount | €	€ 22,500	€ 22,500	€ 22,500	€ 22,500